Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as at January 1	$ 46,956	$ 51,562	$ 53,665
Increases for positions related to the current year	5,820	3,749	14,264
Increases for positions related to prior years	2,983	4,801	10,704
Decreases for positions related to prior years	(964)	0	(15,941)
Settlements with tax authority	0	0	(8,714)
Decreases related to statute of limitations	(8,972)	(12,753)	(2,910)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation			494
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation	(3,346)	(403)
Balance as at December 31	42,477	46,956	51,562
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	3,800	6,200	13,400
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 22,300	$ 26,700	$ 29,200